Borrowings (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
[custom:TradeReceivablesImmediatePayment-0]	90.00%
[custom:TradeSettlementOfReceivables-0]	10.00%
[custom:LeaseholdLandAndBuildings-0]	$ 16,177,993	$ 16,532,686